Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 26, 2020	Jun. 28, 2019
Statement of comprehensive income [abstract]
Profit after taxes	€ 126	€ 508
Foreign currency translations:
Pretax activity, net	(159)	(16)
Tax effect	0	0
Foreign currency translation, net of tax	(159)	(16)
Cash flow hedges:
Pretax activity, net	(54)	0
Tax effect	15	1
Cash flow hedges, net of tax	(39)	1
Other comprehensive loss for the period, net of tax	(324)	(15)
Total comprehensive income	(198)	493
Dividends recognised as distributions to owners of parent		290
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	36	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(126)	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	(198)	(15)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(126)	0
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	€ (162)	€ 0